Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document and Entity Information
Entity Registrant Name	AGNICO EAGLE MINES LTD
Entity Central Index Key	0000002809
Document Type	6-K
Document Period End Date	Sep 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Current
Cash and cash equivalents	$ 274,442	$ 179,447
Short-term investments	9,488	6,570
Restricted cash	36,877	35,441
Trade receivables	77,044	75,899
Inventories:
Ore stockpiles	66,390	28,155
Concentrates and dore bars	67,656	57,528
Supplies	227,095	182,389
Income taxes recoverable		371
Available-for-sale securities (note 7)	92,150	145,411
Fair value of derivative financial instruments (note 9)	3,613
Other current assets	99,227	110,369
Total current assets	953,982	821,580
Other assets	49,458	88,048
Goodwill	229,279	229,279
Property, plant and mine development	3,985,906	3,895,355
TOTAL ASSETS	5,218,625	5,034,262
Current
Accounts payable and accrued liabilities	232,673	203,547
Environmental remediation liability (note 12)	9,275	26,069
Interest payable	20,982	9,356
Income taxes payable	20,806
Capital lease obligations	12,225	11,068
Fair value of derivative financial instruments (note 9)		4,404
Total current liabilities	295,961	254,444
Long-term debt (note 8)	800,000	920,095
Reclamation provision and other liabilities	145,485	145,988
Deferred income and mining tax liabilities	587,127	498,572
SHAREHOLDERS' EQUITY
Common shares (note 5) Outstanding - 171,812,793 common shares issued, less 233,860 shares held in trust	3,213,756	3,181,381
Stock options (note 6)	144,130	117,694
Warrants	24,858	24,858
Contributed surplus	15,665	15,166
Deficit	(3,450)	(129,021)
Accumulated other comprehensive loss	(4,907)	(7,106)
Total common shareholders' equity	3,390,052	3,202,972
Non-controlling interest		12,191
Total shareholders' equity	3,390,052	3,215,163
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 5,218,625	$ 5,034,262

CONSOLIDATED BALANCE SHEETS (Parenthetical)	Sep. 30, 2012
CONSOLIDATED BALANCE SHEETS
Common shares, issued	171,812,793
Treasury shares, held in trust	233,860

CONSOLIDATED STATEMENTS OF INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
REVENUES
Revenues from mining operations	$ 535,836	$ 520,537	$ 1,468,331	$ 1,366,296
COSTS, EXPENSES AND OTHER INCOME
Production	220,408	237,190	655,349	648,511
Exploration and corporate development	36,023	9,610	93,417	43,877
Environmental remediation	4,066		4,066
Amortization of property, plant and mine development	68,318	67,104	199,181	188,268
General and administrative	25,416	20,410	91,359	79,684
Impairment loss on available-for-sale securities	600	3,402	12,181	3,402
Provincial capital tax			4,001
Interest expense	14,933	14,918	43,600	42,915
Interest and sundry (income) expense	(866)	46	(1,112)	22
(Gain) loss on derivative financial instruments	(1,674)	1,678	1,752	(654)
Loss (gain) on sale of available-for-sale securities (note 7)			6,731	(4,814)
Loss on Goldex mine		298,183		298,183
Foreign currency translation loss (gain)	16,265	(21,420)	20,773	(4,642)
Income (loss) before income and mining taxes	152,347	(110,584)	337,033	71,544
Income and mining taxes	46,021	(28,970)	108,887	39,069
Net income (loss) for the period	106,326	(81,614)	228,146	32,475
Net income (loss) per share - basic (note 5) (in dollars per share)	$ 0.62	$ (0.48)	$ 1.33	$ 0.19
Net income (loss) per share - diluted (note 5) (in dollars per share)	$ 0.62	$ (0.48)	$ 1.33	$ 0.19
Cash dividends declared per common share (in dollars per share)	$ 0.2		$ 0.6
COMPREHENSIVE INCOME (LOSS)
Net income (loss) for the period	106,326	(81,614)	228,146	32,475
Other comprehensive income (loss):
Unrealized gain (loss) on derivative financial instrument activities	5,993	(15,994)	7,727	(15,994)
Adjustments for derivative financial instruments settled during the period	(1,255)		(1,238)
Unrealized gain (loss) on available-for-sale securities	14,925	(36,226)	(22,152)	(32,651)
Adjustments for realized loss (gain) on available-for-sale securities due to dispositions and impairments during the period	600	3,402	18,912	(1,412)
Change in unrealized (loss) gain on pension liability	(345)	110	1,258	330
Tax effect of other comprehensive (loss) income items	(1,158)	4,190	(2,308)	4,145
Other comprehensive gain (loss) for the period	18,760	(44,518)	2,199	(45,582)
Comprehensive income (loss) for the period	$ 125,086	$ (126,132)	$ 230,345	$ (13,107)

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Shares	Stock Options	Warrants	Contributed Surplus	Retained Earnings (Deficit)	Accumulated Other Comprehensive Income (Loss)	Non-controlling Interest
Balance at Dec. 31, 2010		$ 3,078,217	$ 78,554	$ 24,858	$ 15,166	$ 440,265	$ 28,390
Common shares outstanding, beginning of period (in shares) at Dec. 31, 2010		168,720,355
Increase (Decrease) in Shareholders' Equity
Shares issued under employee stock option plan		16,972	(3,436)
Shares issued under employee stock option plan (in shares)		306,688
Stock options			35,009
Shares issued under the incentive share purchase plan		14,238
Shares issued under the incentive share purchase plan (in shares)		223,191
Shares issued under the Company's dividend reinvestment plan		8,494
Shares issued under the Company's dividend reinvestment plan (in shares)		134,990
Net income for the period						32,475
Other comprehensive gain (loss) for the period	(45,582)						(45,582)
Restricted share unit plan		(854)
Restricted share unit plan (in shares)		(7,251)
Balance at Sep. 30, 2011		3,117,067	110,127	24,858	15,166	472,740	(17,192)
Common shares outstanding, end of period (in shares) at Sep. 30, 2011		169,377,973
Balance at Dec. 31, 2011	3,215,163	3,181,381	117,694	24,858	15,166	(129,021)	(7,106)	12,191
Common shares outstanding, beginning of period (in shares) at Dec. 31, 2011		170,813,736
Increase (Decrease) in Shareholders' Equity
Shares issued under employee stock option plan		6,402	(1,157)
Shares issued under employee stock option plan (in shares)		140,475
Stock options			27,593
Shares issued under the incentive share purchase plan		16,024
Shares issued under the incentive share purchase plan (in shares)		396,614
Shares issued under the Company's dividend reinvestment plan		13,857
Shares issued under the Company's dividend reinvestment plan (in shares)		347,159
Shares issued for purchase of mining property		2,447			499
Shares issued for purchase of mining property (in shares)		68,941
Non-controlling interest eliminated upon acquisition								(12,191)
Net income for the period						228,146
Dividends declared ($0.60 per share)						(102,575)
Other comprehensive gain (loss) for the period	2,199						2,199
Restricted share unit plan		(6,355)
Restricted share unit plan (in shares)		(187,992)
Balance at Sep. 30, 2012	$ 3,390,052	$ 3,213,756	$ 144,130	$ 24,858	$ 15,665	$ (3,450)	$ (4,907)
Common shares outstanding, end of period (in shares) at Sep. 30, 2012		171,578,933

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) (USD $)	3 Months Ended	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2012
CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY
Dividends declared (in dollars per share)	$ 0.2	$ 0.6

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Operating activities
Net income (loss) for the period	$ 106,326	$ (81,614)	$ 228,146	$ 32,475
Add (deduct) items not affecting cash:
Amortization of property, plant and mine development	68,318	67,104	199,181	188,268
Deferred income and mining taxes	21,398	(73,348)	46,787	(47,434)
Loss on Goldex mine		298,183		298,183
(Gain) loss on available-for-sale securities and derivative financial instruments	(2,424)	6,865	20,820	(97)
Stock-based compensation	10,630	10,183	37,698	41,674
Foreign currency translation loss (gain)	16,265	(21,420)	20,773	(4,642)
Other	6,836	7,572	9,514	17,464
Adjustment for settlement of environmental remediation	(3,476)		(15,767)
Changes in non-cash working capital balances:
Trade receivables	(1,152)	(13,958)	(1,145)	34,170
Income taxes (payable) recoverable	(891)	6,971	42,991	(5,536)
Inventories	(53,210)	(12,631)	(50,956)	(66,893)
Other current assets	1,898	(23,567)	11,753	(28,626)
Accounts payable and accrued liabilities	17,265	17,183	28,622	66,039
Interest payable	11,681	10,047	11,626	10,112
Cash provided by operating activities	199,464	197,570	590,043	535,157
Investing activities
Additions to property, plant and mine development	(113,344)	(164,003)	(293,707)	(375,254)
Acquisition of Grayd Resource Corporation (note 13)			(9,322)
(Increase) decrease in short-term investments	(6,480)	(481)	(2,918)	3,624
Net proceeds on available-for-sale securities and other			30,732	9,330
Purchase of available-for-sale securities	(710)	(83,533)	(2,713)	(90,818)
(Increase) decrease in restricted cash	(1,303)	245	(1,436)	(784)
Cash used in investing activities	(121,837)	(247,772)	(279,364)	(453,902)
Financing activities
Dividends paid	(27,992)	(23,571)	(88,790)	(72,704)
Repayment of capital lease obligations	(2,933)	(2,564)	(8,789)	(9,803)
Proceeds from long-term debt		125,000	255,000	205,000
Repayment of long-term debt	(230,000)	(75,000)	(575,000)	(205,000)
Notes issuance	200,000		200,000
Long-term debt financing costs	(2,806)	(2,494)	(3,133)	(2,494)
Repurchase of common shares for restricted share unit plan			(12,031)	(3,723)
Common shares issued	8,325	7,735	16,001	23,085
Cash (used in) provided by financing activities	(55,406)	29,106	(216,742)	(65,639)
Effect of exchange rate changes on cash and cash equivalents	1,751	(1,429)	1,058	(751)
Net increase (decrease) in cash and cash equivalents during the period	23,972	(22,525)	94,995	14,865
Cash and cash equivalents, beginning of period	250,470	132,950	179,447	95,560
Cash and cash equivalents, end of period	274,442	110,425	274,442	110,425
Supplemental cash flow information
Interest paid	2,344	5,439	30,324	31,743
Income and mining taxes paid	$ 21,398	$ 39,720	$ 26,989	$ 89,476

BASIS OF PRESENTATION	9 Months Ended
Sep. 30, 2012
BASIS OF PRESENTATION
BASIS OF PRESENTATION

1.     BASIS OF PRESENTATION

  The accompanying unaudited interim consolidated financial statements of Agnico-Eagle Mines Limited ("Agnico-Eagle" or the "Company") have been prepared in accordance with United States generally accepted accounting principles ("US GAAP") in US dollars. They do not include all of the disclosures required by US GAAP for annual financial statements. Accordingly, these unaudited interim consolidated financial statements should be read in conjunction with the fiscal 2011 audited annual consolidated financial statements, including the accounting policies and notes thereto, included in the Annual Report and Annual Information Form/Form 20-F for the year ended December 31, 2011. In the opinion of management, the unaudited interim consolidated financial statements reflect all adjustments, which consist only of normal and recurring adjustments necessary to present fairly the financial position as at September 30, 2012 and the results of operations and cash flows for the three and nine months ended September 30, 2012 and September 30, 2011.

  Operating results for the three and nine months ended September 30, 2012 are not necessarily indicative of the results that may be expected for the full year ending December 31, 2012.

USE OF ESTIMATES	9 Months Ended
Sep. 30, 2012
USE OF ESTIMATES
USE OF ESTIMATES

2.     USE OF ESTIMATES

  The preparation of the interim consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the amounts reported in the interim consolidated financial statements and accompanying notes. Management believes that the estimates used in the preparation of the interim consolidated financial statements are reasonable and prudent; however, actual results could differ from these estimates.

ACCOUNTING POLICIES	9 Months Ended
Sep. 30, 2012
ACCOUNTING POLICIES
ACCOUNTING POLICIES

3.     ACCOUNTING POLICIES

  These interim consolidated financial statements follow the same accounting policies and methods of their application as the December 31, 2011 audited annual consolidated financial statements except for the recently adopted accounting pronouncements discussed below.

  Recently Adopted Accounting Pronouncements

  Fair Value Accounting

  In May 2011, Accounting Standards Codification ("ASC") guidance was issued related to disclosures around fair value accounting. The updated guidance clarifies different components of fair value accounting including the application of the highest and best use and valuation premise concepts, measuring the fair value of an instrument classified in a reporting entity's shareholders' equity and disclosing quantitative information about the unobservable inputs used in fair value measurements that are categorized in Level 3 of the fair value hierarchy. Adoption of this updated guidance, effective for the Company's fiscal year beginning January 1, 2012, had no impact on the Company's financial position, results of operations or cash flows.

  Comprehensive Income

  In June 2011, ASC guidance was issued related to comprehensive income. Under the updated guidance, an entity will have the option to present the total of comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In addition, the update requires certain disclosure requirements when reporting other comprehensive income. The update does not change the items reported in other comprehensive income or when an item of other comprehensive income must be reclassified to income. In December 2011, updated guidance was issued to defer the effective date pertaining to reclassification adjustments out of accumulated other comprehensive income until the Financial Accounting Standards Board ("FASB") is able to reconsider those paragraphs. Adoption of the portion of this updated guidance effective for the Company's fiscal year beginning January 1, 2012 had no impact on the Company's financial position, results of operations or cash flows.

  Goodwill Impairment

  In September 2011, ASC guidance was issued related to testing goodwill for impairment. Under the updated guidance, entities are permitted to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test per Topic 350. Previous guidance required an entity to test goodwill for impairment, on at least an annual basis, by comparing the fair value of a reporting unit with its carrying amount, including goodwill. If the fair value of a reporting unit is less than its carrying amount, then the second step of the test would be performed to measure the amount of the impairment loss, if any. An entity is no longer required to calculate the fair value of a reporting unit unless the entity determines that it is more likely than not that its fair value is less than its carrying amount. Adoption of this updated guidance, effective for the Company's fiscal year beginning January 1, 2012, had no impact on the Company's financial position, results of operations or cash flows.

  Recently Issued Accounting Pronouncements and Developments

  Disclosures about Offsetting Assets and Liabilities

  In November 2011, ASC guidance was issued related to disclosures around offsetting financial instrument and derivative instrument assets and liabilities. Under the updated guidance, entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statements of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The update is effective for the Company's fiscal year beginning January 1, 2013. Agnico-Eagle is evaluating the potential impact of adopting this guidance on the Company's consolidated financial position, results of operations and cash flows.

FAIR VALUE MEASUREMENT	9 Months Ended
Sep. 30, 2012
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

4.     FAIR VALUE MEASUREMENT

  ASC 820 — Fair Value Measurement and Disclosure defines fair value, establishes a framework for measuring fair value under US GAAP, and requires expanded disclosures about fair value measurements. The three levels of the fair value hierarchy under the Fair Value Measurements and Disclosure Topic of the FASB Accounting Standards Codification are as follows:

    Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

    Level 2 — Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and

    Level 3 — Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

  Fair value is the value at which a financial instrument could be closed out or sold in a transaction with a willing and knowledgeable counterparty over a period of time consistent with the Company's investment strategy. Fair value is based on quoted market prices, where available. If market quotes are not available, fair value is based on internally developed models that use market-based or independent information as inputs. These models could produce a fair value that may not be reflective of future fair value.

  The following table summarizes the Company's financial assets measured at fair value as at September 30, 2012 within the fair value hierarchy:

	Total	Level 1	Level 2	Level 3
Financial assets:
Cash equivalents and short-term investments(i)	$11,473	$—	$11,473	$—
Available-for-sale securities(ii)	92,150	92,150	—	—
Trade receivables(iii)	77,044	—	77,044	—
Fair value of derivative financial instruments(iv)	3,613	—	3,613	—

	$184,280	$92,150	$92,130	$—

  (i)
  Fair value approximates the carrying amounts of cash equivalents and short-term investments due to their short-term nature (classified within Level 2 of the fair value hierarchy).

  (ii)
  Available-for-sale securities are recorded at fair value using quoted market prices (classified within Level 1 of the fair value hierarchy).

  (iii)
  Trade receivables from provisional invoices for concentrate sales are valued using quoted forward rates derived from observable market data based on the month of expected settlement (classified within Level 2 of the fair value hierarchy).

  (iv)
  Derivative financial instruments are recorded at fair value using external broker-dealer quotations (classified within Level 2 of the fair value hierarchy).

  Both the Company's cash equivalents and short-term investments are classified within Level 2 of the fair value hierarchy because they are held to maturity and are valued using interest rates observable at commonly quoted intervals. Cash equivalents are market securities with remaining maturities of three months or less at the date of purchase. The short-term investments are market securities with remaining maturities of greater than three months at the date of purchase.

  The Company's available-for-sale securities that are recorded at fair value using quoted market prices are classified as Level 1 of the fair value hierarchy.

  In the event that a decline in the fair value of an investment occurs and the decline in value is considered to be other-than-temporary, an impairment charge is recorded in the interim consolidated statements of income (loss) and comprehensive income (loss) and a new cost basis for the investment is established. The Company assesses whether a decline in value is considered to be other-than-temporary by considering available evidence, including changes in general market conditions, specific industry and individual company data, the length of time and the extent to which the fair value has been less than cost, the financial condition and the near-term prospects of the individual investment. New evidence could become available in future periods which would affect this assessment and thus could result in material impairment charges with respect to those investments for which the cost basis exceeds its fair value.

SHAREHOLDERS' EQUITY	9 Months Ended
Sep. 30, 2012
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

5.     SHAREHOLDERS' EQUITY

  During the first quarter of 2009, the Company implemented a restricted share unit ("RSU") plan for certain employees. Effective January 1, 2012 the RSU plan was amended to include Directors and Senior Executives of Agnico-Eagle. A deferred compensation balance was recorded for the total grant-date value on the date of the grant. The deferred compensation balance was recorded as a reduction of shareholders' equity and is being amortized as compensation expense (or capitalized to construction in progress) over the applicable vesting period of two to three years.

  During the first quarter of 2012, the Company funded the RSU plan by transferring $12.0 million (2011 — $3.7 million) to an employee benefit trust (the "Trust") that then purchased shares of the Company in the open market. The Trust is funded once per year during the first quarter of each year. Compensation cost for the RSU plan incorporates an expected forfeiture rate. The forfeiture rate is estimated based on the Company's historical employee turnover rates and expectations of future forfeiture rates that incorporate various factors that include historical employee stock option plan forfeiture rates. For the years 2009 through 2012, the impact of forfeitures was not material. For accounting purposes, the Trust is treated as a variable interest entity and consolidated in the accounts of the Company. On consolidation, the dividends paid on the shares held by the Trust are eliminated. The shares purchased and held by the Trust are treated as not outstanding for the basic earnings per share ("EPS") calculations. They are included in the basic EPS calculations once they have vested. All of the unvested shares held by the Trust are included in the diluted EPS calculations.

  The following table summarizes the maximum number of common shares that would be outstanding if all instruments outstanding at September 30, 2012 were exercised:

Common shares outstanding at September 30, 2012	171,578,933
Employees' stock options	10,867,426
Warrants	8,600,000
Restricted share unit plan	233,860

191,280,219

  During the nine months ended September 30, 2012, 3,257,000 (2011 — 2,620,785) options were granted with a weighted average exercise price of C$36.99 (2011 — C$76.24), 140,475 (2011 — 306,688) employee stock options were exercised for cash of $5.2 million (2011 — $13.5 million), 726,500 (2011 — 112,000) options were forfeited with a weighted average exercise price of C$59.80 (2011 — C$69.08) and 481,650 (2011 — 4,250) options expired with a weighted average exercise price of C$47.49 (2011 — C$23.02).

  During the three months ended September 30, 2012, 6,000 (2011 — 27,000) options were granted with a weighted average exercise price of C$43.39 (2011 — C$55.25), 125,225 (2011 — 89,300) employee stock options were exercised for cash of $4.6 million (2011 — $4.6 million), 605,750 (2011 — 24,500) options were forfeited with a weighted average exercise price of C$59.69 (2011 — C$69.37) and nil (2011 — nil) options expired with a weighted average exercise price of nil (2011 — nil).

  The following table summarizes the reconciliation for the weighted average number of common shares in the calculation of basic and diluted income per share:

	Three months ended September 30,		Nine months ended September 30,
	2012	2011	2012	2011
Net income (loss) for the period	$106,326	$(81,614)	$228,146	$32,475

Weighted average number of common shares outstanding — basic (in thousands)	171,341	169,238	171,055	169,055
Add: Dilutive impact of employee stock options	—	—	—	1,094
Dilutive impact of warrants	—	—	—	2,447
Dilutive impact of shares related to RSU plan	255	—	242	50

Weighted average number of common shares outstanding — diluted (in thousands)	171,596	169,238	171,297	172,646

Net income (loss) per share — basic	$0.62	$(0.48)	$1.33	$0.19

Net income (loss) per share — diluted	$0.62	$(0.48)	$1.33	$0.19

  The calculation of diluted net income per share has been computed using the treasury stock method.

  For the three and nine months ended September 30, 2012, all employee stock options and warrants were excluded from the computation of diluted weighted average common shares because their effect would have been anti-dilutive.

  For the three months ended September 30, 2011, all employee stock options, warrants and shares related to the RSU plan were excluded from the computation of diluted weighted average common shares because their effect would have been anti-dilutive. For the nine months ended September 30, 2011, there were 738,321 employee stock options excluded from the computation of diluted weighted average common shares because their effect would have been anti-dilutive.

STOCK-BASED COMPENSATION	9 Months Ended
Sep. 30, 2012
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

6.     STOCK-BASED COMPENSATION

  The following continuity summarizes activity with respect to the Company's outstanding stock options:

	Nine Months Ended September 30, 2012
	Number of Options	Weighted average exercise price
Outstanding, beginning of period	8,959,051	C$	62.88
Granted	3,257,000		36.99
Exercised	(140,475)		37.04
Forfeited	(726,500)		59.80
Expired	(481,650)		47.49

Outstanding, end of period	10,867,426	C$	56.35

Options exercisable at end of period	6,780,014	C$	59.34

  For the nine months ended September 30, 2012 and September 30, 2011, the Company estimated the fair value of options under the Black-Scholes option pricing model using the following weighted average assumptions:

	Nine Months Ended September 30,
	2012	2011
Risk-free interest rate	1.25%	1.95%
Expected life of options (in years)	2.8	2.5
Expected volatility of Agnico-Eagle's share price	37.52%	34.63%
Expected dividend yield	2.14%	0.89%

AVAILABLE-FOR-SALE SECURITIES	9 Months Ended
Sep. 30, 2012
AVAILABLE-FOR-SALE SECURITIES
AVAILABLE-FOR-SALE SECURITIES

7.     AVAILABLE-FOR-SALE SECURITIES

  During the three months ended September 30, 2012 and the three months ended September 30, 2011, the Company did not dispose of any available-for-sale securities.

  During the nine months ended September 30, 2012, the Company received proceeds of $30.7 million (2011 — $9.3 million) and recognized a loss before income taxes of $6.7 million (2011 — $4.8 million gain) on the sale of certain available-for-sale securities.

  Available-for-sale securities consist of equity securities whose cost basis is determined using the average cost method. Available-for-sale securities are carried at fair value and comprise the following:

	As at September 30, 2012	As at December 31, 2011
Available-for-sale securities in an unrealized gain position
Cost (net of impairments)	$78,272	$127,344
Unrealized gains in accumulated other comprehensive gain (loss)	13,219	16,408

Estimated fair value	91,491	143,752

Available-for-sale securities in an unrealized loss position
Cost (net of impairments)	709	1,717
Unrealized losses in accumulated other comprehensive gain (loss)	(50)	(58)

Estimated fair value	659	1,659

Total estimated fair value of available-for-sale securities	$92,150	$145,411

  The Company's investments in available-for-sale securities consist primarily of investments in common shares of entities in the mining industry. During the three months ended September 30, 2012, certain investments fell into an unrealized loss position. In each case, the Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the impairment. During the three months ended September 30, 2012, the Company recorded a $0.6 million (2011 — $3.4 million) impairment loss on certain available-for-sale securities that were determined to be other-than-temporarily impaired. During the nine months ended September 30, 2012, the Company recorded a $12.2 million (2011 — $3.4 million) impairment loss on certain available-for-sale securities that were determined to be other-than-temporarily impaired.

  At September 30, 2012, the fair value of investments in an unrealized loss position, after recording $0.6 million in other-than-temporary impairment losses, was $0.7 million. Based on an evaluation of the severity and duration of the impairment of these securities (less than three months) and on the Company's intent to hold the investments for a period of time sufficient for a recovery of fair value, the Company does not consider these investments to be other-than-temporarily impaired as at September 30, 2012.

LONG-TERM DEBT	9 Months Ended
Sep. 30, 2012
LONG-TERM DEBT
LONG-TERM DEBT

8.     LONG-TERM DEBT

  On July 24, 2012, the Company closed a private placement consisting of $200.0 million of guaranteed senior unsecured notes due in 2022 and 2024 (the "2012 Notes") with a weighted average maturity of 11.0 years and weighted average yield of 4.95%. The 2012 Notes contain covenants that restrict, among other things, the ability of the Company to amalgamate or otherwise transfer its assets, sell material assets and carry on a business other than one related to the mining business and the ability of material and certain other subsidiaries of the Company to incur indebtedness. The 2012 Notes are permissible debt under the Credit Facility.

  On July 20, 2012, the Company amended and restated its Credit Facility. The total amount available under the Credit Facility remains unchanged at $1.2 billion; however, the maturity date was extended from June 22, 2016 to June 22, 2017. Pricing terms were amended to reflect improved current market conditions. The Credit Facility contains covenants that restrict, among other things, the ability of the Company to incur additional indebtedness, make distributions in certain circumstances, sell material assets and carry on a business other than one related to the mining business. The Company is also required to maintain a total net debt to EBITDA ratio below a specified maximum value as well as a minimum tangible net worth. During the three months ended September 30, 2012, the Company repaid the full $230.0 million outstanding balance on the Credit Facility (2011 — drew down $50.0 million, net). At September 30, 2012, the Credit Facility was drawn down by nil (December 31, 2011 — $320.0 million).

  On April 7, 2010, the Company closed a private placement consisting of $600.0 million of guaranteed senior unsecured notes due in 2017, 2020 and 2022 with a weighted average maturity of 9.84 years and weighted average yield of 6.59%. The 2010 Notes contain covenants that restrict, among other things, the ability of the Company to amalgamate or otherwise transfer its assets, sell material assets and carry on a business other than one related to the mining business and the ability of material and certain other subsidiaries of the Company to incur indebtedness.

  The 2012 Notes and 2010 Notes also require the Company to maintain the same financial ratio and minimum tangible net worth covenants as specified by the Credit Facility. The Company was in compliance with all covenants contained within the 2012 Notes, the Credit Facility and the 2010 Notes as at September 30, 2012.

  Total long-term debt interest costs incurred during the three and nine months ended September 30, 2012 were $12.3 million (2011 — $10.7 million) and $34.7 million (2011 — $31.0 million), respectively. Total interest costs capitalized to property, plant and mine development for the three and nine months ended September 30, 2012 were $0.3 million (2011 — $0.6 million) and $0.8 million (2011 — $0.8 million), respectively. The total outstanding long-term debt balance of $800.0 million as at September 30, 2012 is comprised of the $600.0 million 2010 Notes and the $200.0 million 2012 Notes.

FINANCIAL INSTRUMENTS	9 Months Ended
Sep. 30, 2012
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

9.     FINANCIAL INSTRUMENTS

  Currency Risk Management

  The Company utilizes foreign exchange hedges to reduce the variability in expected future cash flows arising from changes in foreign currency exchange. The hedged items represent a portion of the Canadian dollar denominated cash outflows arising from Canadian dollar denominated expenditures in 2012.

  As at September 30, 2012, forward contracts with a cash flow hedging relationship that did qualify for hedge accounting under ASC 815 — Derivatives and Hedging, hedged $75.0 million of 2012 expenditures. $25.0 million will expire each month during 2012 at an average rate of US$1.00 = C$1.01. As at September 30, 2011, forward contracts with a cash flow hedging relationship that did qualify for hedge accounting under ASC 815 — Derivatives and Hedging, hedged $60.0 million of 2011 expenditures and $240.0 million of 2012 expenditures. $20.0 million will expire under the contract each month during 2011 and 2012 at an average rate of US$1.00 = C$0.99. The effective hedges that expired for the three and nine months ended September 30, 2012 resulted in a net realized gain of $1.3 million and $1.2 million, respectively. No effective hedges expired for the three and nine months ended September 30, 2011. As of September 30, 2012, the Company recognized a mark-to-market gain of $2.3 million (2011 — $16.0 million loss) in Accumulated other comprehensive loss ("AOCL"). Amounts deferred in AOCL are reclassified to Production costs, as applicable, when the derivative financial instrument has settled.

  In March 2011, the Company entered into a foreign exchange forward contract at a rate of US$1.00 = C$0.99 with an ineffective cash flow hedging relationship that did not qualify for hedge accounting. There were no forward contracts with ineffective cash flow hedging relationships purchased or outstanding during the three and nine months ended September 30, 2012. The risk hedged in 2011 was the variability in expected future cash flows arising from changes in foreign currency exchange. The hedged items represented a portion of the unhedged forecasted Canadian dollar denominated cash outflows arising from Canadian dollar denominated expenditures in 2011. In 2011, the forward contract hedged $90.0 million of 2011 expenditures. $10.0 million was scheduled to expire each month starting in April 2011 and the contract was to be completely expired by December 31, 2011. The ineffective hedges that expired during the three and nine months ended September 30, 2011 resulted in a realized loss of $0.4 million and a realized gain of $0.4 million, respectively. As of September 30, 2011, the Company recognized a mark-to-market loss of $4.3 million in the (Gain) loss on derivative financial instruments line item of the interim consolidated statements of income (loss) and comprehensive income (loss).

  Mark-to-market gains (losses) related to foreign exchange derivative financial instruments are based on broker-dealer quotations that utilize period end forward pricing of the currency hedged to calculate fair value.

  The Company's other foreign currency derivative strategies in 2012 and 2011 consisted mainly of writing US dollar call options with short maturities to generate premiums that would, in essence, enhance the spot transaction rate received when exchanging US dollars for Canadian dollars. All of these derivative transactions expired prior to period-end such that no derivatives were outstanding on September 30, 2012 or September 30, 2011. For the three and nine months ended September 30, 2012, the Company's foreign currency derivative financial instruments generated $0.2 million and $1.3 million, respectively, (2011 — $1.4 million and $3.9 million, respectively) in call option premiums that were recognized in the (Gain) loss on derivative financial instruments line item of the interim consolidated statements of income (loss) and comprehensive income (loss).

  Commodity Price Risk Management

  During the three and nine months ended September 30, 2012, the Company recorded intra-quarter zinc derivative financial instruments realized gains of nil and $0.5 million, respectively, (2011 — $0.8 million and $1.0 million, respectively) that were recognized in the (Gain) loss on derivative financial instruments line item of the interim consolidated statements of income (loss) and comprehensive income (loss). There were no intra-quarter zinc derivative financial instruments outstanding at September 30, 2012 and no intra-quarter zinc derivative financial instruments were purchased during the three and nine months ended September 30, 2011.

  In the first quarter of 2011, to mitigate the risks associated with fluctuating zinc prices, the Company entered into a zero-cost collar to hedge the price on a portion of zinc associated with the LaRonde mine's 2011 production. The purchase of zinc put options was financed through selling zinc call options at a higher level such that the net premium payable to the counterparty by the Company was nil. All zinc financial instruments expired or were realized in 2011. There were no zinc zero-cost collars purchased or outstanding during the three or nine months ended September 30, 2012.

  In 2011, a total of 20,000 metric tonnes of zinc call options were written at a strike price of $2,500 per metric tonne with 2,000 metric tonnes expiring each month beginning February 28, 2011. A total of 20,000 metric tonnes of zinc put options were purchased at a strike price of $2,200 per metric tonne with 2,000 metric tonnes expiring each month beginning February 28, 2011. While setting a minimum price, the zero-cost collar strategy also limits participation to zinc prices above $2,500 per metric tonne. These contracts did not qualify for hedge accounting. Gains or losses, along with mark-to-market adjustments were recognized in the (Gain) loss on derivative financial instruments line item of the interim consolidated statements of income (loss) and comprehensive income (loss). The options that expired during the three months ended September 30, 2011 resulted in a realized gain of $0.8 million. As at September 30, 2011, the Company recorded an unrealized mark-to-market gain of $3.0 million relating to zinc derivative financial instruments.

  The Company recognized a gain of nil on intra-quarter silver derivative financial instruments associated with timing of sales of silver products during the three and nine months ended September 30, 2012 (2011 — losses of nil and $3.4 million, respectively) that were recognized in the (Gain) loss on derivative financial instruments line item of the interim consolidated statements of income (loss) and comprehensive income (loss). There were no silver financial instruments purchased or outstanding during the three and nine months ended September 30, 2012.

  In the second quarter of 2012, to mitigate the risks associated with fluctuating diesel fuel prices, the Company entered into financial contracts to hedge the price on a portion of diesel fuel costs associated with the Meadowbank mine's diesel fuel exposure as it relates to operating costs. Financial contracts expiring in 2012 and totaling 9.5 million gallons of heating oil were entered into at an average price of $2.97 per gallon, which is approximately 55% of Meadowbank's expected 2012 diesel fuel exposure. In addition, financial contracts expiring in 2013 and totaling 0.5 million gallons of heating oil were entered into at an average price of $2.45 per gallon, which is approximately 3% of Meadowbank's expected 2013 diesel fuel exposure. The contracts that expired during the 3 months ended September 30, 2012 did not qualify for hedge accounting and the related realized loss of $1.5 million was recognized in the (Gain) loss on derivative financial instruments line item of the interim consolidated statements of income (loss) and comprehensive income (loss). The contracts expiring in 2013 did qualify for hedge accounting and the related $0.1 million market-to-market gain as at September 30, 2012 was recognized in AOCL. No heating oil financial contracts expired during the first six months ended June 30, 2012 and no similar derivative financial instruments existed for the Company in 2011. Amounts deferred in AOCL are reclassified to Production costs, as applicable, when the derivative financial instrument has settled. Mark-to-market gains (losses) related to heating oil derivative financial instruments are based on broker-dealer quotations that utilize period end forward pricing to calculate fair value.

  The fair value of the Company's derivative financial instruments are reported on the Fair value of derivative financial instruments line item of the interim consolidated balance sheets.

  The following table summarizes the changes in AOCL balances recorded in the interim consolidated financial statements pertaining to derivative financial instruments:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Accumulated other comprehensive loss, beginning of period	$(2,653)	$—	$(4,404)	$—
Adjustments for derivative financial instruments settled during the period(i)	(1,255)	—	(1,238)	—
Other comprehensive gain (loss) — foreign exchange derivative financial instruments	5,897	(15,994)	7,979	(15,994)
Other comprehensive gain — heating oil derivative financial instruments	89	—	135	—
Other comprehensive loss — other derivative financial instruments	7	—	(387)	—

Accumulated other comprehensive income, end of period	$2,085	$(15,994)	$2,085	$(15,994)

  (i)
  Amounts deferred in AOCL, are reclassified to Production costs, as applicable, when the derivative financial instrument has settled.

  The following table summarizes the amounts recognized in the (Gain) loss on derivative financial instruments line item of the interim consolidated statements of income (loss) and comprehensive income (loss):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Premiums realized on written foreign exchange call options	$(227)	$(1,349)	$(1,254)	$(3,898)
Realized (gain) loss on derivative financial instruments settled during the period	—	435	—	(444)
Mark-to-market loss on foreign exchange derivative financial instruments	—	5,704	—	4,271
Realized gain on zinc derivative financial instruments	—	(845)	(476)	(994)
Mark-to-market gain on zinc derivative financial instruments	—	(2,267)	—	(2,992)
Realized loss on silver derivative financial instruments	—	—	—	3,403
(Gain) loss on heating oil derivative financial instruments and other	(1,447)	—	3,482	—

(Gain) loss on derivative financial instruments	$(1,674)	$1,678	$1,752	$(654)

COMMITMENTS AND CONTINGENCIES	9 Months Ended
Sep. 30, 2012
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

10.   COMMITMENTS AND CONTINGENCIES

  As part of its ongoing business and operations, the Company has been required to provide assurance in the form of letters of credit for environmental and site restoration costs, custom credits, government grants and other general corporate purposes. As at September 30, 2012, the total amount of these guarantees was $136.0 million.

SEGMENTED INFORMATION	9 Months Ended
Sep. 30, 2012
SEGMENTED INFORMATION
SEGMENTED INFORMATION

11.   SEGMENTED INFORMATION

  Agnico-Eagle operates in a single industry, namely exploration for and production of gold. The Company's primary operations are in Canada, Mexico and Finland. The Company identifies its reportable segments as those operations whose operating results are reviewed by the Chief Executive Officer and that represent more than 10% of the combined revenue, profit or loss or total assets of all operating segments. The following are the reportable segments of the Company and reflect how the Company manages its business and how it classifies its operations for planning and measuring performance:

Canada:	LaRonde mine, Lapa mine, Goldex mine, Meadowbank mine, Meliadine project and the Regional Office
Europe:	Kittila mine
Latin America:	Pinos Altos mine, Creston Mascota deposit at Pinos Altos and the La India project
Exploration:	USA Exploration office, Europe Exploration office, Canada Exploration offices, and the Latin America Exploration office

  The accounting policies of the reportable segments are the same as those described in the accounting policies note. There are no transactions between the reportable segments affecting revenue. Production costs for the reportable segments are net of intercompany transactions. Of the $229.3 million of goodwill reflected on the interim consolidated balance sheets at September 30, 2012, $200.1 million relates to the Meliadine project that is a component of the Canada segment and $29.2 million relates to the La India project that is a component of the Latin America segment.

  Corporate head office assets are included in the Canada segment and specific corporate income and expense items are noted separately below.

  The Creston Mascota deposit at Pinos Altos achieved commercial production on March 1, 2011. The LaRonde mine extension achieved commercial production on December 1, 2011.

Three Months Ended September 30, 2012	Revenues from Mining Operations	Production Costs	Amortization of Property, Plant and Mine Development	Exploration and Corporate Development	Foreign Currency Translation Loss	Segment Income (Loss)
Canada	$336,011	$160,405	$51,656	$11,947	$11,215	$100,788
Europe	75,741	23,086	7,846	—	561	44,248
Latin America	124,084	36,917	8,816	—	4,177	74,174
Exploration	—	—	—	24,076	312	(24,388)

	$535,836	$220,408	$68,318	$36,023	$16,265	$194,822

Segment income						$194,822
Corporate and Other:
Interest and sundry income						866
Impairment loss on available-for-sale securities						(600)
Environmental remediation						(4,066)
Gain on derivative financial instruments						1,674
General and administrative						(25,416)
Interest expense						(14,933)

Income before income and mining taxes						$152,347

Three Months Ended September 30, 2011	Revenues from Mining Operations	Production Costs	Amortization of Property, Plant and Mine Development	Exploration and Corporate Development	Foreign Currency Translation Gain	Loss on Goldex mine	Segment Income (Loss)
Canada	$352,514	$169,243	$50,133	$—	$(12,581)	$298,183	$(152,464)
Europe	62,165	27,648	6,939	—	(2,355)	—	29,933
Latin America	105,858	40,299	10,032	—	(5,770)	—	61,297
Exploration	—	—	—	9,610	(714)	—	(8,896)

	$520,537	$237,190	$67,104	$9,610	$(21,420)	$298,183	$(70,130)

Segment loss							$(70,130)
Corporate and Other:
Interest and sundry expense							(46)
Impairment loss on available-for-sale securities							(3,402)
Loss on derivative financial instruments							(1,678)
General and administrative							(20,410)
Interest expense							(14,918)

Loss before income and mining taxes							$(110,584)

Nine Months Ended September 30, 2012	Revenues from Mining Operations	Production Costs	Amortization of Property, Plant and Mine Development	Exploration and Corporate Development	Foreign Currency Translation Loss	Segment Income (Loss)
Canada	$913,421	$469,821	$147,560	$35,910	$12,882	$247,248
Europe	205,824	72,631	22,297	—	1,777	109,119
Latin America	349,086	112,897	29,324	—	5,968	200,897
Exploration	—	—	—	57,507	146	(57,653)

	$1,468,331	$655,349	$199,181	$93,417	$20,773	$499,611

Segment income						$499,611
Corporate and Other:
Interest and sundry income						1,112
Impairment loss on available-for-sale securities						(12,181)
Environmental remediation						(4,066)
Loss on sale of available-for-sale securities						(6,731)
Loss on derivative financial instruments						(1,752)
General and administrative						(91,359)
Provincial capital tax						(4,001)
Interest expense						(43,600)

Income before income and mining taxes						$337,033

Nine Months Ended September 30, 2011	Revenues from Mining Operations	Production Costs	Amortization of Property, Plant and Mine Development	Exploration and Corporate Development	Foreign Currency Translation (Gain) Loss	Loss on Goldex mine	Segment Income (Loss)
Canada	$928,228	$456,634	$143,104	$—	$(893)	$298,183	$31,200
Europe	163,391	82,340	19,716	—	1,432	—	59,903
Latin America	274,677	109,537	25,448	—	(5,101)	—	144,793
Exploration	—	—	—	43,877	(80)	—	(43,797)

	$1,366,296	$648,511	$188,268	$43,877	$(4,642)	$298,183	$192,099

Segment income							$192,099
Corporate and Other:
Interest and sundry expense							(22)
Gain on sale of available-for-sale securities							4,814
Impairment loss on available-for-sale securities							(3,402)
Gain on derivative financial instruments							654
General and administrative							(79,684)
Interest expense							(42,915)

Income before income and mining taxes							$71,544

	Total Assets as at
	September 30, 2012	December 31, 2011
Canada	$3,272,669	$3,205,158
Europe	851,294	771,714
Latin America	1,035,293	1,020,078
Exploration	59,369	37,312

	$5,218,625	$5,034,262

ENVIRONMENTAL REMEDIATION LIABILITY AND RECLAMATION PROVISION	9 Months Ended
Sep. 30, 2012
ENVIRONMENTAL REMEDIATION LIABILITY AND RECLAMATION PROVISION
ENVIRONMENTAL REMEDIATION LIABILITY AND RECLAMATION PROVISION

12.   ENVIRONMENTAL REMEDIATION LIABILITY AND RECLAMATION PROVISION

  Due to the suspension of mining operations at the Goldex mine on October 19, 2011, an environmental remediation liability was recognized. During the three and nine months ended September 30, 2012, the Company incurred $3.5 million and $15.8 million, respectively, in remediation costs that were applied against the environmental remediation liability recognized in 2011. As at September 30, 2012, the remaining Goldex mine environmental remediation liability was $30.6 million, $9.3 million of which was classified as a current liability. The Company's other non-Goldex mine reclamation provisions are long-term in nature. The Goldex mine is part of the Canada segment as described in Note 11.

  In addition, during the three months ended September 30, 2012, the Company reviewed new information related to future remediation costs for certain other inactive mines and accrued $4.4 million in the Environmental remediation line item of the interim consolidated statements of income (loss) and comprehensive income (loss). Amounts accrued for these matters are reviewed periodically based upon facts and circumstances available at the time.

  The environmental remediation and asset retirement obligation liabilities for the anticipated costs of remediation associated with the Company's active and inactive mines requires management to make estimates and judgments that affect the reported amount. In making judgments in accordance with US GAAP, the Company uses estimates based on historical experience and various assumptions that are considered reasonable in the circumstances. Actual results may differ from these estimates.

ACQUISITIONS	9 Months Ended
Sep. 30, 2012
ACQUISITIONS
ACQUISITIONS

13.   ACQUISITIONS

  On November 18, 2011, the Company acquired 94.77% of the outstanding shares of Grayd Resource Corporation ("Grayd"), on a fully-diluted basis, by way of a take-over bid. The November 18, 2011 purchase price of $222.1 million was comprised of $166.0 million in cash and 1,250,477 newly issued Agnico-Eagle shares. The acquisition was accounted for as a business combination and goodwill of $29.2 million was recognized on the Company's consolidated balance sheets.

  On January 23, 2012, the Company acquired the remaining outstanding shares of Grayd it did not already own, pursuant to a previously announced compulsory acquisition carried out under the provisions of the Business Corporations Act (British Columbia). The January 23, 2012 purchase price of $11.8 million was comprised of $9.3 million in cash and 68,941 newly issued Agnico-Eagle shares valued at $2.4 million. The non-controlling interest as reported on the December 31, 2011 consolidated balance sheets of the Company has now been eliminated as a result of this transaction.

GENERAL AND ADMINISTRATIVE	9 Months Ended
Sep. 30, 2012
GENERAL AND ADMINISTRATIVE
GENERAL AND ADMINISTRATIVE

14.   GENERAL AND ADMINISTRATIVE

  Due to a kitchen fire at the Meadowbank mine in March 2011, the Company recognized a loss on disposal of the kitchen of $6.9 million, incurred related costs of $7.4 million, and recognized an insurance receivable for $11.2 million. The difference of $3.1 million was recognized in the General and administrative line item of the interim consolidated statements of income and comprehensive income during the three months ended March 31, 2011.

  During the subsequent months of 2011, the Company received $2.4 million of insurance proceeds and had a remaining insurance receivable of $8.8 million as at December 31, 2011 within the Other current assets line item of the interim consolidated balance sheets. During the first nine months of 2012, the Company received $2.3 million of insurance proceeds and had a remaining insurance receivable of $6.5 million as at September 30, 2012.

SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2012
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

15.   SUBSEQUENT EVENTS

  On October 24, 2012, Agnico-Eagle announced that the Board of Directors approved the payment of a quarterly cash dividend of $0.20 per common share, payable on December 17, 2012 to holders of record of the common shares of the Company on December 3, 2012.

SECURITIES CLASS ACTION LAWSUITS	9 Months Ended
Sep. 30, 2012
SECURITIES CLASS ACTION LAWSUITS
SECURITIES CLASS ACTION LAWSUITS

16.   SECURITIES CLASS ACTION LAWSUITS

  On November 7 and 22, 2011, the Company and certain current and former officers who also are, or were, directors were named as defendants in two putative class action lawsuits, styled Jerome Stone v. Agnico-Eagle Mines Ltd., et al., and Chris Hastings v. Agnico-Eagle Mines Limited, et al., which were filed in the United States District Court for the Southern District of New York. On February 6, 2012, the court entered an order consolidating the actions under the caption In re Agnico-Eagle Mines Ltd. Securities Litigation and appointed a lead plaintiff (not one of the plaintiffs who filed the original complaints). On April 6, 2012, the lead plaintiff served its Consolidated Complaint (the "Complaint"). The Complaint names the Company, its current chief executive officer and its former president and chief operating officer as defendants and purports to be brought on behalf of all persons and entities who purchased or otherwise acquired the Company's publicly traded securities in the United States or on a U.S. exchange during the period July 28, 2010 through October 19, 2011 (the "Class Period"). The Complaint alleges, among other things, that defendants violated U.S. securities laws by misrepresenting the Company's gold reserves and the status, ability to operate and projected production of its Goldex mine. The Complaint seeks, among other things, (i) a determination that the action is a proper class action and (ii) an award of unspecified damages, attorneys' fees and expenses. On June 6, 2012, the Company and the other defendants filed a motion, pursuant to the Private Securities Litigation Reform Act and Rules 9(b) and 12(b)(6) of the Federal Rules of Civil Procedure, to dismiss the Consolidated Complaint, for failure to state a claim upon which relief could be granted. The plaintiff has delivered a Response to this motion to which the Company has delivered a Reply. A decision on the motion is expected prior to the end of 2012.

  On March 8, 2012 and April 10, 2012 a Notice of Action and Statement of Claim (collectively, the "Ontario Claim") were issued by William Leslie AFA Livforsakringsaktiebolag and certain other entities against the Company and certain of its current and former officers and directors. On September 27, 2012, the plaintiffs issued a Fresh as Amended Statement of Claim. The Fresh as Amended Statement of Claim alleges that the Company's public disclosure concerning water flow issues at its Goldex mine was misleading. The Ontario Claim was issued by the plaintiffs on behalf of all persons and entities who acquired securities of the Company during the period March 26, 2010 to October 19, 2011, excluding persons resident or domiciled in the Province of Quebec at the time they purchased or acquired such securities. The plaintiffs seek, among other things, damages of $250 million and to certify the Ontario Claim as a class action. The plaintiffs have brought motions for leave to commence an action under s. 138 of the Securities Act (Ontario) and to certify the action as a class action which are scheduled to be argued April 16-19, 2013. The Company intends to vigorously contest the motions and defend the Ontario Claim.

  On April 12, 2012 two senior officers of the Company were served with a Motion for Leave to Institute a Class Action and for the Appointment of a Representative Plaintiff (the "Motion"). The action is on behalf of all persons and entities who acquired securities of the Company between March 26, 2010 and October 19, 2011. The proposed Class Action is for damages of $100 million arising as a result of allegedly misleading disclosure by the Company concerning its operations at the Goldex Mine. On October 15, 2012, the plaintiffs served an amended Motion seeking leave to commence an action under the Securities Act (Quebec) in addition to seeking authorization to institute a class action. No date has been set for the hearing to argue the Motion. The Company intends to vigorously contest the Motion and defend the claim.

COMPARATIVE FIGURES	9 Months Ended
Sep. 30, 2012
COMPARATIVE FIGURES
COMPARATIVE FIGURES

17.   COMPARATIVE FIGURES

  Certain figures in the comparative consolidated financial statements have been reclassified from statements previously presented to conform to the presentation of the 2012 interim consolidated financial statements.

FAIR VALUE MEASUREMENT (Tables)	9 Months Ended
Sep. 30, 2012
FAIR VALUE MEASUREMENT
Financial assets and liabilities measured at fair value within the fair value hierarchy

	Total	Level 1	Level 2	Level 3
Financial assets:
Cash equivalents and short-term investments(i)	$11,473	$—	$11,473	$—
Available-for-sale securities(ii)	92,150	92,150	—	—
Trade receivables(iii)	77,044	—	77,044	—
Fair value of derivative financial instruments(iv)	3,613	—	3,613	—

	$184,280	$92,150	$92,130	$—

  (i)
  Fair value approximates the carrying amounts of cash equivalents and short-term investments due to their short-term nature (classified within Level 2 of the fair value hierarchy).

  (ii)
  Available-for-sale securities are recorded at fair value using quoted market prices (classified within Level 1 of the fair value hierarchy).

  (iii)
  Trade receivables from provisional invoices for concentrate sales are valued using quoted forward rates derived from observable market data based on the month of expected settlement (classified within Level 2 of the fair value hierarchy).

  (iv)
  Derivative financial instruments are recorded at fair value using external broker-dealer quotations (classified within Level 2 of the fair value hierarchy).

SHAREHOLDERS' EQUITY (Tables)	9 Months Ended
Sep. 30, 2012
SHAREHOLDERS' EQUITY
Schedule of maximum number of common shares that would be outstanding if all instruments outstanding were exercised

Common shares outstanding at September 30, 2012	171,578,933
Employees' stock options	10,867,426
Warrants	8,600,000
Restricted share unit plan	233,860

191,280,219

Schedule of reconciliation for weighted average number of common shares in calculation of basic and diluted income per share

	Three months ended September 30,		Nine months ended September 30,
	2012	2011	2012	2011
Net income (loss) for the period	$106,326	$(81,614)	$228,146	$32,475

Weighted average number of common shares outstanding — basic (in thousands)	171,341	169,238	171,055	169,055
Add: Dilutive impact of employee stock options	—	—	—	1,094
Dilutive impact of warrants	—	—	—	2,447
Dilutive impact of shares related to RSU plan	255	—	242	50

Weighted average number of common shares outstanding — diluted (in thousands)	171,596	169,238	171,297	172,646

Net income (loss) per share — basic	$0.62	$(0.48)	$1.33	$0.19

Net income (loss) per share — diluted	$0.62	$(0.48)	$1.33	$0.19

STOCK-BASED COMPENSATION (Tables)	9 Months Ended
Sep. 30, 2012
STOCK-BASED COMPENSATION
Stock option activity

	Nine Months Ended September 30, 2012
	Number of Options	Weighted average exercise price
Outstanding, beginning of period	8,959,051	C$	62.88
Granted	3,257,000		36.99
Exercised	(140,475)		37.04
Forfeited	(726,500)		59.80
Expired	(481,650)		47.49

Outstanding, end of period	10,867,426	C$	56.35

Options exercisable at end of period	6,780,014	C$	59.34

Schedule of weighted average assumptions under the Black-Scholes option pricing model

	Nine Months Ended September 30,
	2012	2011
Risk-free interest rate	1.25%	1.95%
Expected life of options (in years)	2.8	2.5
Expected volatility of Agnico-Eagle's share price	37.52%	34.63%
Expected dividend yield	2.14%	0.89%

AVAILABLE-FOR-SALE SECURITIES (Tables)	9 Months Ended
Sep. 30, 2012
AVAILABLE-FOR-SALE SECURITIES
Schedule of available-for-sale securities

	As at September 30, 2012	As at December 31, 2011
Available-for-sale securities in an unrealized gain position
Cost (net of impairments)	$78,272	$127,344
Unrealized gains in accumulated other comprehensive gain (loss)	13,219	16,408

Estimated fair value	91,491	143,752

Available-for-sale securities in an unrealized loss position
Cost (net of impairments)	709	1,717
Unrealized losses in accumulated other comprehensive gain (loss)	(50)	(58)

Estimated fair value	659	1,659

Total estimated fair value of available-for-sale securities	$92,150	$145,411

FINANCIAL INSTRUMENTS (Tables)	9 Months Ended
Sep. 30, 2012
FINANCIAL INSTRUMENTS
Changes in AOCL balances pertaining to derivative financial instruments

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Accumulated other comprehensive loss, beginning of period	$(2,653)	$—	$(4,404)	$—
Adjustments for derivative financial instruments settled during the period(i)	(1,255)	—	(1,238)	—
Other comprehensive gain (loss) — foreign exchange derivative financial instruments	5,897	(15,994)	7,979	(15,994)
Other comprehensive gain — heating oil derivative financial instruments	89	—	135	—
Other comprehensive loss — other derivative financial instruments	7	—	(387)	—

Accumulated other comprehensive income, end of period	$2,085	$(15,994)	$2,085	$(15,994)

  (i)
  Amounts deferred in AOCL, are reclassified to Production costs, as applicable, when the derivative financial instrument has settled.

Summary of the amounts recognized in the "(Gain) loss on derivative financial instruments" line item of the interim Consolidated Statements of income (loss) and comprehensive income (loss)

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Premiums realized on written foreign exchange call options	$(227)	$(1,349)	$(1,254)	$(3,898)
Realized (gain) loss on derivative financial instruments settled during the period	—	435	—	(444)
Mark-to-market loss on foreign exchange derivative financial instruments	—	5,704	—	4,271
Realized gain on zinc derivative financial instruments	—	(845)	(476)	(994)
Mark-to-market gain on zinc derivative financial instruments	—	(2,267)	—	(2,992)
Realized loss on silver derivative financial instruments	—	—	—	3,403
(Gain) loss on heating oil derivative financial instruments and other	(1,447)	—	3,482	—

(Gain) loss on derivative financial instruments	$(1,674)	$1,678	$1,752	$(654)

SEGMENTED INFORMATION (Tables)	9 Months Ended
Sep. 30, 2012
SEGMENTED INFORMATION
Segment reporting information

  .

Three Months Ended September 30, 2012	Revenues from Mining Operations	Production Costs	Amortization of Property, Plant and Mine Development	Exploration and Corporate Development	Foreign Currency Translation Loss	Segment Income (Loss)
Canada	$336,011	$160,405	$51,656	$11,947	$11,215	$100,788
Europe	75,741	23,086	7,846	—	561	44,248
Latin America	124,084	36,917	8,816	—	4,177	74,174
Exploration	—	—	—	24,076	312	(24,388)

	$535,836	$220,408	$68,318	$36,023	$16,265	$194,822

Segment income						$194,822
Corporate and Other:
Interest and sundry income						866
Impairment loss on available-for-sale securities						(600)
Environmental remediation						(4,066)
Gain on derivative financial instruments						1,674
General and administrative						(25,416)
Interest expense						(14,933)

Income before income and mining taxes						$152,347

Three Months Ended September 30, 2011	Revenues from Mining Operations	Production Costs	Amortization of Property, Plant and Mine Development	Exploration and Corporate Development	Foreign Currency Translation Gain	Loss on Goldex mine	Segment Income (Loss)
Canada	$352,514	$169,243	$50,133	$—	$(12,581)	$298,183	$(152,464)
Europe	62,165	27,648	6,939	—	(2,355)	—	29,933
Latin America	105,858	40,299	10,032	—	(5,770)	—	61,297
Exploration	—	—	—	9,610	(714)	—	(8,896)

	$520,537	$237,190	$67,104	$9,610	$(21,420)	$298,183	$(70,130)

Segment loss							$(70,130)
Corporate and Other:
Interest and sundry expense							(46)
Impairment loss on available-for-sale securities							(3,402)
Loss on derivative financial instruments							(1,678)
General and administrative							(20,410)
Interest expense							(14,918)

Loss before income and mining taxes							$(110,584)

Nine Months Ended September 30, 2012	Revenues from Mining Operations	Production Costs	Amortization of Property, Plant and Mine Development	Exploration and Corporate Development	Foreign Currency Translation Loss	Segment Income (Loss)
Canada	$913,421	$469,821	$147,560	$35,910	$12,882	$247,248
Europe	205,824	72,631	22,297	—	1,777	109,119
Latin America	349,086	112,897	29,324	—	5,968	200,897
Exploration	—	—	—	57,507	146	(57,653)

	$1,468,331	$655,349	$199,181	$93,417	$20,773	$499,611

Segment income						$499,611
Corporate and Other:
Interest and sundry income						1,112
Impairment loss on available-for-sale securities						(12,181)
Environmental remediation						(4,066)
Loss on sale of available-for-sale securities						(6,731)
Loss on derivative financial instruments						(1,752)
General and administrative						(91,359)
Provincial capital tax						(4,001)
Interest expense						(43,600)

Income before income and mining taxes						$337,033

Nine Months Ended September 30, 2011	Revenues from Mining Operations	Production Costs	Amortization of Property, Plant and Mine Development	Exploration and Corporate Development	Foreign Currency Translation (Gain) Loss	Loss on Goldex mine	Segment Income (Loss)
Canada	$928,228	$456,634	$143,104	$—	$(893)	$298,183	$31,200
Europe	163,391	82,340	19,716	—	1,432	—	59,903
Latin America	274,677	109,537	25,448	—	(5,101)	—	144,793
Exploration	—	—	—	43,877	(80)	—	(43,797)

	$1,366,296	$648,511	$188,268	$43,877	$(4,642)	$298,183	$192,099

Segment income							$192,099
Corporate and Other:
Interest and sundry expense							(22)
Gain on sale of available-for-sale securities							4,814
Impairment loss on available-for-sale securities							(3,402)
Gain on derivative financial instruments							654
General and administrative							(79,684)
Interest expense							(42,915)

Income before income and mining taxes							$71,544

Segment assets by geographical area

	Total Assets as at
	September 30, 2012	December 31, 2011
Canada	$3,272,669	$3,205,158
Europe	851,294	771,714
Latin America	1,035,293	1,020,078
Exploration	59,369	37,312

	$5,218,625	$5,034,262

FAIR VALUE MEASUREMENT (Details) (Fair value measured on recurring basis, USD $) In Thousands, unless otherwise specified	Sep. 30, 2012
Total
Financial assets:
Cash equivalents and short-term investments	$ 11,473
Available-for-sale securities	92,150
Trade receivables	77,044
Fair value of derivative financial instruments	3,613
Total financial assets	184,280
Maximum term of maturity from the date of purchase to classify marketable securities as cash equivalents	3 months
Minimum term of maturity from the date of purchase to classify marketable securities as short-term investments	3 months
Level 1
Financial assets:
Available-for-sale securities	92,150
Total financial assets	92,150
Level 2
Financial assets:
Cash equivalents and short-term investments	11,473
Trade receivables	77,044
Fair value of derivative financial instruments	3,613
Total financial assets	$ 92,130

SHAREHOLDERS' EQUITY (Details)	3 Months Ended						9 Months Ended					9 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CAD	Mar. 31, 2012 USD ($) timesperyear	Sep. 30, 2011 USD ($)	Sep. 30, 2011 CAD	Mar. 31, 2011 USD ($)	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CAD	Sep. 30, 2011 USD ($)	Sep. 30, 2011 CAD	Dec. 31, 2011	Sep. 30, 2012 Restricted Share Unit Plan Minimum	Sep. 30, 2012 Restricted Share Unit Plan Maximum
Share-based compensation arrangements
Term of options granted under ESOP												2 years	3 years
Amount transferred to an employee benefit trust to fund restricted share unit plan			$ 12,000,000			$ 3,700,000
Number of times per year the employee benefit trust is funded			1
Common shares outstanding at September 30, 2012	171,578,933	171,578,933					171,578,933	171,578,933
Employees' stock options (in shares)	10,867,426	10,867,426					10,867,426	10,867,426			8,959,051
Warrants (in shares)	8,600,000	8,600,000					8,600,000	8,600,000
Restricted share unit plan (in shares)	233,860	233,860					233,860	233,860
Maximum number of common shares (in shares)	191,280,219	191,280,219					191,280,219	191,280,219
Stock options granted (in shares)	6,000	6,000		27,000	27,000		3,257,000	3,257,000	2,620,785	2,620,785
Granted, weighted average exercise price (in Canadian dollars per share)								36.99		76.24
Stock options, weighted average exercised (in shares)	125,225	125,225		89,300	89,300		140,475	140,475	306,688	306,688
Stock options granted - Weighted average exercise price (in Canadian dollars per share)		43.39			55.25
Cash received from exercise of stock options (in U.S. dollars)	4,600,000			4,600,000			5,200,000		13,500,000
Stock options cancelled (in shares)	605,750	605,750		24,500	24,500		726,500	726,500	112,000	112,000
Cancelled (in Canadian dollars per share)								59.8		69.08
Stock options cancelled - Weighted-average exercise price (in Canadian dollars per share)		59.69			69.37
Stock options expired (in shares)							481,650	481,650	4,250	4,250
Stock options expired - weighted-average exercise price (in Canadian dollars per share)								47.49		23.02
Net income per share
Net income (loss) for the period	$ 106,326,000			$ (81,614,000)			$ 228,146,000		$ 32,475,000
Weighted average number of common shares outstanding - basic	171,341,000	171,341,000		169,238,000	169,238,000		171,055,000	171,055,000	169,055,000	169,055,000
Add : Dilutive impact of employee stock options (in shares)									1,094,000	1,094,000
Dilutive impact of warrants (in shares)									2,447,000	2,447,000
Dilutive impact of shares related to RSU plan	255,000	255,000					242,000	242,000	50,000	50,000
Weighted average number of common shares outstanding - diluted	171,596,000	171,596,000		169,238,000	169,238,000		171,297,000	171,297,000	172,646,000	172,646,000
Net income per share - basic (in dollars per share)	$ 0.62			$ (0.48)			$ 1.33		$ 0.19
Net income per share - diluted (in dollars per share)	$ 0.62			$ (0.48)			$ 1.33		$ 0.19
Anti-dilutive shares
Employee stock options excluded from the computation of diluted weighted average common shares (in shares)									738,321	738,321

STOCK-BASED COMPENSATION (Details) (CAD)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Stock options activity
Options outstanding, beginning of year (in shares)			8,959,051
Granted (in shares)	6,000	27,000	3,257,000	2,620,785
Exercised (in shares)	(125,225)	(89,300)	(140,475)	(306,688)
Forfeited (in shares)	(605,750)	(24,500)	(726,500)	(112,000)
Expired (in shares)			(481,650)	(4,250)
Options outstanding, end of year (in shares)	10,867,426		10,867,426
Weighted Average Exercise Price
Granted, weighted average exercise price (in Canadian dollars per share)			36.99	76.24
Expired - weighted-average exercise price (in Canadian dollars per share)			47.49	23.02
Employee Stock Option Plan
Stock options activity
Options outstanding, beginning of year (in shares)			8,959,051
Granted (in shares)			3,257,000
Exercised (in shares)			(140,475)
Forfeited (in shares)			(726,500)
Expired (in shares)			(481,650)
Options outstanding, end of year (in shares)	10,867,426		10,867,426
Options exercisable at end of period (in shares)	6,780,014		6,780,014
Weighted Average Exercise Price
Outstanding, beginning of year, weighted average exercise price (in Canadian dollars per share)			62.88
Granted, weighted average exercise price (in Canadian dollars per share)			36.99
Exercised, weighted average exercise price (in Canadian dollars per share)			37.04
Forfeited, weighted average exercise price (in Canadian dollars per share)			59.8
Expired - weighted-average exercise price (in Canadian dollars per share)			47.49
Outstanding, end of year, weighted average exercise price (in Canadian dollars per share)	56.35		56.35
Options exercisable at end of period (in Canadian dollars per share)	59.34		59.34

STOCK-BASED COMPENSATION (Details 2) (Employee Stock Option Plan)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Employee Stock Option Plan
Fair value of options weighted average assumptions:
Pricing model used for valuation of options	Black-Scholes
Risk-free interest rate (as a percent)	1.25%	1.95%
Expected life of options	2 years 9 months 18 days	2 years 6 months
Expected volatility of the Company's share price (as a percent)	37.52%	34.63%
Expected dividend yield (as a percent)	2.14%	0.89%

AVAILABLE-FOR-SALE SECURITIES (Details) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Schedule of Available-for-sale Securities
Net proceeds on available-for-sale securities and other			$ 30,700,000	$ 9,300,000
Loss on sale of available-for-sale securities			6,700,000	4,800,000
Estimated fair value	92,150,000		92,150,000		145,411,000
Impairment loss on available-for-sale securities	600,000	3,402,000	12,181,000	3,402,000
Available-for-sale securities in an unrealized gain position
Schedule of Available-for-sale Securities
Cost (net of impairments)	78,272,000		78,272,000		127,344,000
Unrealized gains (losses) in accumulated other comprehensive gain (loss)	13,219,000		13,219,000		16,408,000
Estimated fair value	91,491,000		91,491,000		143,752,000
Available-for-sale securities in an unrealized loss position
Schedule of Available-for-sale Securities
Cost (net of impairments)	709,000		709,000		1,717,000
Unrealized gains (losses) in accumulated other comprehensive gain (loss)	(50,000)		(50,000)		(58,000)
Estimated fair value	659,000		659,000		1,659,000
Impairment loss on available-for-sale securities			$ 600,000
Maximum duration of impairment for investments in available-for-sale securities			3 months

LONG-TERM DEBT (Details) (USD $)	3 Months Ended		9 Months Ended		3 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012 Credit Facilities	Dec. 31, 2011 Credit Facilities	Jul. 20, 2012 Credit Facilities	Sep. 30, 2012 Guaranteed senior unsecured notes	Jul. 24, 2010 2012 Notes	Apr. 07, 2010 2010 Notes
Debt instrument
Outstanding notes								$ 800,000,000	$ 200,000,000	$ 600,000,000
Weighted average maturity term on guaranteed senior unsecured notes									11 years	9 years 10 months 2 days
Guaranteed senior unsecured notes, weighted average yield (as a percent)									4.95%	6.59%
Amount available under credit facilities after amendment							1,200,000,000
Repayment of credit facility					230,000,000
Amount drew down on the credit facility during the period						50,000,000
Amount drawn down on the credit facility						320,000,000
Long-term debt interest costs	12,300,000	10,700,000	34,700,000	31,000,000
Interest expense capitalized to construction in progress	$ 300,000	$ 600,000	$ 800,000	$ 800,000

FINANCIAL INSTRUMENTS (Details)	3 Months Ended		9 Months Ended		3 Months Ended	9 Months Ended			9 Months Ended	3 Months Ended	9 Months Ended	3 Months Ended				9 Months Ended		12 Months Ended	3 Months Ended	9 Months Ended							3 Months Ended	9 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended	3 Months Ended			9 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)	Sep. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)	Sep. 30, 2011 Zinc USD ($)	Sep. 30, 2012 Zinc USD ($)	Sep. 30, 2011 Zinc USD ($)	Dec. 31, 2011 Zinc usdperMT	Sep. 30, 2011 Silver USD ($)	Sep. 30, 2012 Heating oil USD ($)	Sep. 30, 2012 Heating oil USD ($)	Sep. 30, 2012 Heating oil Designated as hedges USD ($)	Sep. 30, 2012 Heating oil Not designated as hedges USD ($)	Sep. 30, 2012 Call Options Written USD ($)	Sep. 30, 2011 Call Options Written USD ($)	Sep. 30, 2012 Call Options Written USD ($)	Sep. 30, 2011 Call Options Written USD ($)	Dec. 31, 2011 Call Options Written Zinc MT usdperMT	Sep. 30, 2012 Foreign exchange forward contract Designated as hedges USD ($)	Sep. 30, 2012 Foreign exchange forward contract Designated as hedges USD ($)	Sep. 30, 2011 Foreign exchange forward contract Designated as hedges USD ($)	Sep. 30, 2012 Foreign exchange forward contract Designated as hedges CAD	Sep. 30, 2011 Foreign exchange forward contract Designated as hedges CAD	Sep. 30, 2011 Foreign exchange forward contract Designated as hedges 2011 expenditures USD ($)	Sep. 30, 2012 Foreign exchange forward contract Designated as hedges 2012 expenditures USD ($)	Sep. 30, 2011 Foreign exchange forward contract Designated as hedges 2012 expenditures USD ($)	Sep. 30, 2011 Foreign exchange forward contract Not designated as hedges USD ($)	Sep. 30, 2011 Foreign exchange forward contract Not designated as hedges USD ($)	Dec. 31, 2011 Foreign exchange forward contract Not designated as hedges USD ($)	Mar. 31, 2011 Foreign exchange forward contract Not designated as hedges CAD	Sep. 30, 2012 Extendible foreign exchange flat forward USD ($)	Sep. 30, 2011 Extendible foreign exchange flat forward USD ($)	Sep. 30, 2012 Extendible foreign exchange flat forward USD ($)	Sep. 30, 2011 Extendible foreign exchange flat forward USD ($)	Dec. 31, 2011 Put options purchased Zinc MT usdperMT	Sep. 30, 2012 Expected 2012 diesel fuel exposure Heating oil item gal	Sep. 30, 2012 Expected 2013 diesel fuel exposure Heating oil item gal	Sep. 30, 2012 Interest rate lock derivative financial instruments USD ($)	Sep. 30, 2012 Interest rate lock derivative financial instruments USD ($)
Derivative
Amount of expenditures hedged																								$ 60,000,000	$ 75,000,000	$ 240,000,000			$ 90,000,000
Amount of expenditures hedged, expiring each month																								20,000,000	25,000,000	20,000,000			10,000,000
Exchange rate under foreign exchange forward contract (in CAD per US dollar)																						1.01	0.99							0.99
Gain (loss) on derivative financial instruments		435,000		(444,000)						(89,000)	(135,000)								(1,300,000)	(1,200,000)							400,000	(400,000)										(7,000)	387,000
Gain recognized in interim consolidated statement of income and comprehensive income					800,000	500,000	1,000,000
Loss recognized in interim consolidated statement of income (loss) and comprehensive income (loss)	(1,255,000)		(1,238,000)						(3,400,000)				(1,500,000)															(4,300,000)
Call option premiums generated														200,000	1,400,000	1,300,000	3,900,000
Notional amount																		20,000																	20,000	9,500,000	500,000
Strike price for option (in dollars per metric tonne)																		2,500																	2,200
Realized gain					800,000
Options expiring each month, beginning from February 28 (2011) or March 31 (2010) (in metric tonnes)																		2,000																	2,000
Limit for participation, zinc prices set by zero-cost collar strategy (in dollars per metric tonne)								2,500
Unrealized mark-to-market (gain) loss					(2,267,000)		(2,992,000)					100,000																				5,704,000		4,271,000
Changes in AOCI balances recorded in consolidated financial statements pertaining to the foreign exchange hedging activities
Accumulated other comprehensive income (loss), beginning of period			(7,106,000)																												(2,653,000)		(4,404,000)
Other comprehensive gain (loss) recognized																				2,300,000	(16,000,000)										5,897,000	(15,994,000)	7,979,000	(15,994,000)
Accumulated other comprehensive income (loss), end of period	(4,907,000)		(4,907,000)																												2,085,000	(15,994,000)	2,085,000	(15,994,000)
Gain on derivative financial instruments
Premiums realized on written foreign exchange call option														(277,000)	(1,349,000)	(1,254,000)	(3,898,000)
Unrealized mark-to-market (gain) loss					(2,267,000)		(2,992,000)					100,000																				5,704,000		4,271,000
(Gain) loss on heating oil derivative financial instruments and other										(1,447,000)	3,482,000
(Gain) loss on derivative financial instruments	$ (1,674,000)	$ 1,678,000	$ 1,752,000	$ (654,000)	$ (845,000)	$ (476,000)	$ (994,000)		$ 3,403,000
Average price (in dollars per gallon)																																				2.97	2.45
Percentage of Meadowbank's expected exposure.																																				55.00%	3.00%

COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012
COMMITMENTS AND CONTINGENCIES
Guarantees provided in the form of letters of credit	$ 136

SEGMENTED INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
SEGMENTED INFORMATION
Minimum required percentage of combined revenue, profit or loss or total assets of reported operating segments	10.00%		10.00%
Segment reporting Information
Goodwill	$ 229,279		$ 229,279		$ 229,279
Revenues from Mining Operations	535,836	520,537	1,468,331	1,366,296
Production Costs	220,408	237,190	655,349	648,511
Amortization of Property, Plant and Mine Development	68,318	67,104	199,181	188,268
Exploration and Corporate Development	36,023	9,610	93,417	43,877
Foreign currency translation loss (gain)	16,265	(21,420)	20,773	(4,642)
Loss on Goldex mine		298,183		298,183
Segment Income (Loss)	194,822	(70,130)	499,611	192,099
Interest and sundry expense (income)	866	(46)	1,112	(22)
Impairment loss on available-for-sale securities	(600)	(3,402)	(12,181)	(3,402)
Environmental remediation	(4,066)		(4,066)
Gain on sale and write-down of available-for-sale securities			(6,731)	4,814
Gain (loss) on derivative financial instruments	1,674	(1,678)	(1,752)	654
General and administrative expenses	(25,416)	(20,410)	(91,359)	(79,684)
Provincial capital tax			(4,001)
Interest expense	(14,933)	(14,918)	(43,600)	(42,915)
Income (loss) before income and mining taxes	152,347	(110,584)	337,033	71,544
TOTAL ASSETS	5,218,625		5,218,625		5,034,262
Meliadine Mine Project
Segment reporting Information
Goodwill	200,100		200,100
La India Mine Project
Segment reporting Information
Goodwill	29,200		29,200
Canada
Segment reporting Information
Revenues from Mining Operations	336,011	352,514	913,421	928,228
Production Costs	160,405	169,243	469,821	456,634
Amortization of Property, Plant and Mine Development	51,656	50,133	147,560	143,104
Exploration and Corporate Development	11,947		35,910
Foreign currency translation loss (gain)	11,215	(12,581)	12,882	(893)
Loss on Goldex mine		298,183		298,183
Segment Income (Loss)	100,788	(152,464)	247,248	31,200
TOTAL ASSETS	3,272,669		3,272,669		3,205,158
Europe
Segment reporting Information
Revenues from Mining Operations	75,741	62,165	205,824	163,391
Production Costs	23,086	27,648	72,631	82,340
Amortization of Property, Plant and Mine Development	7,846	6,939	22,297	19,716
Foreign currency translation loss (gain)	561	(2,355)	1,777	1,432
Segment Income (Loss)	44,248	29,933	109,119	59,903
TOTAL ASSETS	851,294		851,294		771,714
Latin America
Segment reporting Information
Revenues from Mining Operations	124,084	105,858	349,086	274,677
Production Costs	36,917	40,299	112,897	109,537
Amortization of Property, Plant and Mine Development	8,816	10,032	29,324	25,448
Foreign currency translation loss (gain)	4,177	(5,770)	5,968	(5,101)
Segment Income (Loss)	74,174	61,297	200,897	144,793
TOTAL ASSETS	1,035,293		1,035,293		1,020,078
Exploration
Segment reporting Information
Exploration and Corporate Development	24,076	9,610	57,507	43,877
Foreign currency translation loss (gain)	312	(714)	146	(80)
Segment Income (Loss)	(24,388)	(8,896)	(57,653)	(43,797)
TOTAL ASSETS	59,369		59,369		37,312
Corporate and Other Income (Loss)
Segment reporting Information
Interest and sundry expense (income)	866	(46)	1,112	(22)
Impairment loss on available-for-sale securities	(600)	(3,402)	(12,181)	(3,402)
Environmental remediation	(4,066)		(4,066)
Gain on sale and write-down of available-for-sale securities			(6,731)	4,814
Gain (loss) on derivative financial instruments	1,674	(1,678)	(1,752)	654
General and administrative expenses	(25,416)	(20,410)	(91,359)	(79,684)
Provincial capital tax			(4,001)
Interest expense	(14,933)	(14,918)	(43,600)	(42,915)
Income (loss) before income and mining taxes	$ 152,347	$ (110,584)	$ 337,033	$ 71,544

ENVIRONMENTAL REMEDIATION LIABILITY AND RECLAMATION PROVISION (Details) (USD $)	3 Months Ended	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Dec. 31, 2011
Environmental remediation liability
Environmental remediation	$ 4,066,000	$ 4,066,000
Environmental remediation liability	30,600,000	30,600,000
Environmental remediation liability, current	9,275,000	9,275,000	26,069,000
Accrued future environmental remediation cost	4,400,000
Goldex mine
Environmental remediation liability
Environmental remediation	3,500,000	15,800,000
Environmental remediation liability	30,600,000	30,600,000
Environmental remediation liability, current	$ 9,300,000	$ 9,300,000

ACQUISITIONS (Details) (Grayd, USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended
	Jan. 23, 2012	Nov. 18, 2011
Grayd
Business acquisition details
Percentage of outstanding shares acquired		94.77%
Total purchase price	$ 11.8	$ 222.1
Cash payable to total consideration	9.3	166
Shares issued for acquisition of mining property	68,941	1,250,477
Goodwill recognized from business combination		29.2
Newly issued Agnico-Eagle shares value	$ 2.4

GENERAL AND ADMINISTRATIVE (Details) (Meadowbank Mine Fire, USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2011	Sep. 30, 2012	Dec. 31, 2011
Meadowbank Mine Fire
GENERAL AND ADMINISTRATIVE
Loss on disposal due to kitchen fire at Meadowbank Mine	$ 6.9
Costs related to disposal of property	7.4
Insurance receivable	11.2	11.2	6.5	8.8
Loss due to fire recognized in the General and Administrative		3.1
Insurance proceeds received			$ 2.3	$ 2.4

SUBSEQUENT EVENTS (Details) (USD $)	3 Months Ended	9 Months Ended	1 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Oct. 31, 2012 Dividend declared
Subsequent event disclosures
Dividends declared (in dollars per share)	$ 0.2	$ 0.6	$ 0.2

SECURITIES CLASS ACTION LAWSUITS (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	9 Months Ended	0 Months Ended	9 Months Ended
	Nov. 30, 2011 item	Sep. 30, 2012	Apr. 12, 2012 Goldex mine item	Sep. 30, 2012 Goldex mine
Securities class action lawsuits
Number of putative class actions against entity (in lawsuits)	2
Damages sought by plaintiffs (in dollars)		$ 250		$ 100
Number of directors issued with notice of motion for leave to Institute Class Action and for Appointment of Representative Plaintiff			2